Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 5,805	$ 6,213
Goodwill, Foreign Currency Translation Gain (Loss)	508	(408)
Goodwill, Ending Balance	$ 6,313	$ 5,805